CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total China Distance Education Holding Limited shareholders' equity	Noncontrolling interests
Beginning Balance (in shares) at Sep. 30, 2017		131,854,773
Beginning Balance at Sep. 30, 2017	$ 72,812	$ 13	$ 19,097	$ (3,367)	$ 33,040	$ 48,783	$ 24,029
Net income (loss) for the year	12,303				11,626	11,626	677
Foreign currency translation adjustments	(8,118)			(6,245)		(6,245)	(1,873)
Options exercised (in shares)		952,148
Options exercised	1,489		1,489			1,489
Share-based compensation expense (in shares) (Note 26)		468,600
Share-based compensation expenses (Note 26)	2,306		2,306			2,306
Dividends to shareholders (Note 27)	(14,949)				(14,949)	(14,949)
Capital contribution from noncontrolling interests	89		29			29	60
Noncontrolling interest arising from acquisitions	42,598						42,598
Loan to optionees in connection with exercise of options	(1,557)		(1,557)			(1,557)
Unrealized gain on available-for-sale investments, net of tax effect	2,599			2,599		2,599
Repayment of loan to optionees in connection with exercise of options	193		193			193
Ending Balance (in shares) at Sep. 30, 2018		133,275,521
Ending Balance at Sep. 30, 2018	109,765	$ 13	21,557	(7,013)	29,717	44,274	65,491
Net income (loss) for the year	16,194				21,254	21,254	(5,060)
Foreign currency translation adjustments	(8,854)			(6,719)		(6,719)	(2,135)
Share-based compensation expense (in shares) (Note 26)		935,224
Share-based compensation expenses (Note 26)	2,005		2,005			2,005
Dividends paid by a subsidiary to its noncontrolling interests shareholders (Note 26)	(291)						(291)
Capital contribution from noncontrolling interests	29		0			0	29
Unrealized gain on available-for-sale investments, net of tax effect	1,375			1,375		1,375
Repayment of loan to optionees in connection with exercise of options	135		135			135
Purchase of noncontrolling interests of a consolidated subsidiary	(6,309)		810			810	(7,119)
Modified retrospective adjustment of upon adoption of Topic 606	$ 9,697				9,697	9,697
Ending Balance (in shares) at Sep. 30, 2019	134,210,745	134,210,745
Ending Balance at Sep. 30, 2019	$ 123,746	$ 13	24,507	(12,357)	60,668	72,831	50,915
Net income (loss) for the year	8,137				10,430	10,430	(2,293)
Foreign currency translation adjustments	13,733			11,207		11,207	2,526
Share-based compensation expense (in shares) (Note 26)		1,109,688
Share-based compensation expenses (Note 26)	2,618	$ 1	2,617			2,618
Dividends to shareholders (Note 27)	(19,621)				(19,621)	(19,621)
Dividends paid by a subsidiary to its noncontrolling interests shareholders (Note 26)	(2,546)						(2,546)
Capital contribution from noncontrolling interests	367						367
Unrealized gain on available-for-sale investments, net of tax effect	318			318		318
Repayment of loan to optionees in connection with exercise of options	$ 192		192			192
Ending Balance (in shares) at Sep. 30, 2020	135,320,433	135,320,433
Ending Balance at Sep. 30, 2020	$ 126,944	$ 14	$ 27,316	$ (832)	$ 51,477	$ 77,975	$ 48,969